PIC PINNACLE BALANCED, GROWTH, AND SMALL COMPANY GROWTH FUNDS
                          SUPPLEMENT TO THE PROSPECTUS
                             DATED FEBRUARY 27, 1998

                       SUPPLEMENT DATED FEBRUARY 27, 1998

Effective March 30, 1998, Rodney Square Management Corporation (RSMC) transfer agent for the PIC Funds will merge into PFPC Inc., a subsidiary of PNC Bank. The merger will not effect the team of professionals currently servicing your PIC Fund account.

Your new transfer agent, PFPC will continue to service all telephone inquiries and transactions with the current toll-free telephone number 1-800-618-7643 between the hours of 8:30 a.m. and 5:00 p.m. After March 30, 1998, all additional investments, correspondence and redemption request can be sent to:


PIC Funds                                          PIC Funds**
c/o PFPC Inc.                                      c/o PFPC Inc.
P.O. Box 8943                          or          400 Bellevue Parkway
Wilmington, DE 19899                               Wilmington, DE 19809
                                                   **Overnight Deliveries**

Telephone purchases may be made first by calling the toll free number 1-800-618-6743 then wiring federal funds to:

                                    PNC Bank
                                    Philadelphia, PA
                                    ABA# 031-0000-53
                                    DDA# 86-0172-6604
                                    For Credit to PIC (Fund Name)
                                    Shareholder Name
                                    Shareholder Account Number

To send additional investments,  correspondence and redemptions before March 30,
1998,  please  call  the  Fund  at  the  toll-free  number   1-800-618-7643  for
instructions.

                            PIC SMALL CAP GROWTH FUND
                          SUPPLEMENT TO THE PROSPECTUS
                             DATED FEBRUARY 27, 1998

                       SUPPLEMENT DATED FEBRUARY 27, 1998

Effective March 30, 1998, Rodney Square Management Corporation (RSMC) transfer agent for the PIC Funds will merge into PFPC Inc., a subsidiary of PNC Bank. The merger will not effect the team of professionals currently servicing your PIC Fund account.

Your new transfer agent, PFPC will continue to service all telephone inquiries and transactions with the current toll-free telephone number 1-800-618-7643 between the hours of 8:30 a.m. and 5:00 p.m. After March 30, 1998, all additional investments, correspondence and redemption request can be sent to:


PIC Funds                                          PIC Funds**
c/o PFPC Inc.                                      c/o PFPC Inc.
P.O. Box 8943                          or          400 Bellevue Parkway
Wilmington, DE 19899                               Wilmington, DE 19809
                                                   **Overnight Deliveries**

Telephone purchases may be made first by calling the toll free number 1-800-618-6743 then wiring federal funds to:

                                    PNC Bank
                                    Philadelphia, PA
                                    ABA# 031-0000-53
                                    DDA# 86-0172-6604
                                    For Credit to PIC (Fund Name)
                                    Shareholder Name
                                    Shareholder Account Number

To send additional investments,  correspondence and redemptions before March 30,
1998,  please  call  the  Fund  at  the  toll-free  number   1-800-618-7643  for
instructions.

               PIC GROWTH, MID CAP, AND SMALL COMPANY GROWTH FUNDS
                          SUPPLEMENT TO THE PROSPECTUS
                             DATED FEBRUARY 27, 1998

                       SUPPLEMENT DATED FEBRUARY 27, 1998

Effective March 30, 1998, Rodney Square Management Corporation (RSMC) transfer agent for the PIC Funds will merge into PFPC Inc., a subsidiary of PNC Bank. The merger will not effect the team of professionals currently servicing your PIC Fund account.

Your new transfer agent, PFPC will continue to service all telephone inquiries and transactions with the current toll-free telephone number 1-800-618-7643 between the hours of 8:30 a.m. and 5:00 p.m. After March 30, 1998, all additional investments, correspondence and redemption request can be sent to:


PIC Funds                                          PIC Funds**
c/o PFPC Inc.                                      c/o PFPC Inc.
P.O. Box 8943                          or          400 Bellevue Parkway
Wilmington, DE 19899                               Wilmington, DE 19809
                                                   **Overnight Deliveries**

Telephone purchases may be made first by calling the toll free number 1-800-618-6743 then wiring federal funds to:

                                    PNC Bank
                                    Philadelphia, PA
                                    ABA# 031-0000-53
                                    DDA# 86-0172-6604
                                    For Credit to PIC (Fund Name)
                                    Shareholder Name
                                    Shareholder Account Number

To send additional investments,  correspondence and redemptions before March 30,
1998,  please  call  the  Fund  at  the  toll-free  number   1-800-618-7643  for
instructions.